Common Stock Warrants - Summary of Warrants Outstanding and Exercisable (Details)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Class of Warrant or Right [Line Items]
Number of Shares Underlying Warrants, Outstanding Shares	11,041,332
Number of Shares Underlying Warrants, Exercisable Shares	11,041,332
Private Placement Warrants
Class of Warrant or Right [Line Items]
Issue Date	Nov. 17, 2020
Classification	Liability
Exercise Price | $ / shares	$ 11.50
Expiration Date	May 19, 2027
Number of Shares Underlying Warrants, Outstanding Shares	5,817,757
Number of Shares Underlying Warrants, Exercisable Shares	5,817,757
Public Warrants
Class of Warrant or Right [Line Items]
Issue Date	Nov. 17, 2020
Classification	Equity
Exercise Price | $ / shares	$ 11.50
Expiration Date	May 19, 2027
Number of Shares Underlying Warrants, Outstanding Shares	5,223,575
Number of Shares Underlying Warrants, Exercisable Shares	5,223,575